UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4229

Churchill Cash Reserves Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 9/30

Date of reporting period: 3/31/11

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

CHURCHILL CASH RESERVES TRUST

SEMI-ANNUAL
REPORT

March 31, 2011
(unaudited)

CHURCHILL CASH RESERVES TRUST
STATEMENT OF NET ASSETS
March 31, 2011
(unaudited)

Cash and Net Assets – 100.0%	$1,002
Applicable to 1,002 shares outstanding
(unlimited number of $0.01 par value shares authorized)

Net Asset Value Per Share	$1.00

See accompanying notes to financial statements.

CHURCHILL CASH RESERVES TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2011

The Trust had no operations during the period.

See accompanying notes to financial statements.

CHURCHILL CASH RESERVES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	March 31, 2011 (unaudited)	September 30, 2010

The Trust had no operations during the periods shown.
NET ASSETS:
Beginning of period	$1,002	$1,002

End of period	$1,002	$1,002

See accompanying notes to financial statements.

CHURCHILL CASH RESERVES TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2011
(unaudited)

Note A - Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares.  The Trust commenced operations on July 9, 1985. The Trust ceased operations on January 25, 2001 inasmuch as all shares outstanding, except for 1,002 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) had been redeemed by shareholders.  Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts business trust and maintain its registration as an investment company.  Administrative expenses incurred in connection herewith, have been assumed by Aquila Investment Management LLC.

Note B – Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies.  The Trust made distributions of income and security profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Note C- Aquila Investment Management LLC has agreed to pay all operating expenses of the Trust.

Proxy Voting Record (unaudited)    As the Trust is closed, the Trust had no portfolio securities.  Therefore, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2010  with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

CHURCHILL CASH RESERVES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Six Months
Ended
	March 31, 2011	Year Ended September 30,
	(unaudited)*	2010*	2009*	2008*	2007*	2006*

Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income from Investment Operations:
Net investment income	-	-	-	-	-	-
Less Distributions:
Dividends from net Investment income	-	-	-	-	-	-
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total Return	-	-	-	-	-	-

Ratios/Supplemental Data Net Assets, End of Period ($ thousands)	$1	$1	$1	$1	$1	$1
Ratio of Expenses to Average Net Assets	-	-	-	-	-	-
Ratio of Net Investment Income to Average Net Assets	-	-	-	-	-	-

The expense and net investment income ratios without the effect of the former Manager's voluntary waiver of a portion of fees were:
Ratio of Expenses to Average Net Assets	-	-	-	-	-	-
Ratio of Net Investment Income to Average Net Assets	-	-	-	-	-	-

* The Trust had no operations.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

As a shareholder of the Trust, you may incur ongoing costs, including management fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The tables below are based on an investment of $1,000 invested on October 1, 2010 and held for the six months ended March 31, 2011.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

For The Six Months Ended March 31, 2011

	Actual Total Return(1)	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(2)

CHURCHILL CASH RESERVES TRUST	-	$1,000.00	$1,000.00	-

(1) The Trust did not have any operations during the period.
(2) The Trust did not incur any expenses during the period (note C).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

For The Six Months Ended March 31, 2011

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)

CHURCHILL CASH RESERVES TRUST	5.00%	$1,000.00	$1,025.00	-

(1) The Trust did not incur any expenses during the period (note C).

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL CASH RESERVES TRUST

By:	/s/ Lacy B. Herrmann
Chairman of the Board June 8, 2011

By:	/s/ Diana P. Herrmann
President June 8, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer June 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lacy B. Herrmann
Lacy B. Herrmann Chairman of the Board June 8, 2011

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President June 8, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer June 8, 2011

CHURCHILL CASH RESERVES TRUST

EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.